UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2011 Semiannual Report to Shareholders

DWS Small Cap Core Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
22 Statement of Assets and Liabilities
24 Statement of Operations
25 Statement of Changes in Net Assets
26 Financial Highlights
30 Notes to Financial Statements
39 Summary of Management Fee Evaluation by Independent Fee Consultant
43 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks of smaller companies involve greater risk than securities of larger, more established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2011
Average Annual Total Returns as of 3/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	25.69%	24.66%	4.72%	-1.05%	6.62%
Class B	25.17%	23.75%	3.98%	-1.77%	5.79%
Class C	25.21%	23.70%	3.90%	-1.79%	5.79%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	18.47%	17.49%	2.68%	-2.22%	5.99%
Class B (max 4.00% CDSC)	21.17%	20.75%	3.36%	-1.91%	5.79%
Class C (max 1.00% CDSC)	24.21%	23.70%	3.90%	-1.79%	5.79%
No Sales Charges
Class S	25.95%	25.19%	4.94%	-0.77%	6.92%
Russell 2000® Index+	25.48%	25.79%	8.57%	3.35%	7.87%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 1.68%, 2.49%, 2.41% and 1.31% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of the Fund's original share class (Class AARP) of the DWS Small Cap Core Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance. Class AARP shares merged into Class S on July 14, 2006.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Small Cap Core Fund — Class A [] Russell 2000 Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 3/31/11	$18.15	$16.36	$16.39	$18.68
9/30/10	$14.44	$13.07	$13.09	$14.86
Distribution Information: Six Months as of 3/31/11: Income Dividends	$—	$—	$—	$.03

Lipper Rankings — Small-Cap Core Funds Category as of 3/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	465	of	809	58
3-Year	625	of	725	87
5-Year	529	of	570	93
Class B 1-Year	531	of	809	66
3-Year	657	of	725	91
5-Year	539	of	570	95
Class C 1-Year	538	of	809	67
3-Year	659	of	725	91
5-Year	541	of	570	95
Class S 1-Year	397	of	809	50
3-Year	616	of	725	85
5-Year	526	of	570	93
10-Year	280	of	337	83

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B and C shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2010 to March 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,256.90	$1,251.70	$1,252.10	$1,259.50
Expenses Paid per $1,000*	$8.72	$12.91	$12.91	$6.93
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,017.20	$1,013.46	$1,013.46	$1,018.80
Expenses Paid per $1,000*	$7.80	$11.55	$11.55	$6.19

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Small Cap Core Fund	1.55%	2.30%	2.30%	1.23%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/11	9/30/10

Common Stocks	99%	100%
Cash Equivalents	1%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	3/31/11	9/30/10

Information Technology	19%	18%
Industrials	19%	15%
Financials	17%	19%
Consumer Discretionary	12%	15%
Health Care	10%	12%
Energy	10%	8%
Materials	6%	7%
Consumer Staples	4%	3%
Utilities	2%	2%
Telecommunication Services	1%	1%
	100%	100%

Asset allocation and sector diversification exclude derivatives and are subject to change.
Ten Largest Equity Holdings at March 31, 2011 (11.0% of Net Assets)
1. Apache Corp. Explorer, developer and producer of natural gas and crude oil	1.2%
2. AMERIGROUP Corp. Provider of health care benefits	1.2%
3. CACI International, Inc. Provider of information technology products and services	1.2%
4. ViroPharma, Inc. Pharmaceutical company committed to commercialization, development and discovery of new antiviral medicines	1.1%
5. Marathon Oil Corp. Provider of oil and gas	1.1%
6. Magellan Health Services, Inc. Coordinates and manages delivery of behavioral health care treatment	1.1%
7. PNM Resources, Inc. Holding company that through its subsidiaries generates and distributes electricity	1.1%
8. QLogic Corp. Supplies high performance storage networking solutions	1.0%
9. Reinsurance Group of America, Inc. Provides life insurance in North America	1.0%
10. Kindred Healthcare, Inc. National health care company operating hospitals, nursing centers, institutional pharmacies and rehabilitation services	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of March 31, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 11.5%
Auto Components 0.8%
Dana Holding Corp.*	32,200	559,958
Superior Industries International, Inc.	1,700	43,588
Tower International, Inc.*	3,900	66,027
		669,573
Distributors 0.0%
Core-Mark Holding Co., Inc.*	1,300	42,965
Diversified Consumer Services 0.8%
Corinthian Colleges, Inc.*	28,000	123,760
ITT Educational Services, Inc.*	5,700	411,255
Mac-Gray Corp.	2,900	46,777
Regis Corp.	4,900	86,926
		668,718
Hotels Restaurants & Leisure 1.3%
Ameristar Casinos, Inc.	2,700	47,925
Brinker International, Inc.	7,900	199,870
Domino's Pizza, Inc.*	6,800	125,324
Einstein Noah Restaurant Group, Inc.	2,400	39,072
Isle of Capri Casinos, Inc.*	9,300	88,350
Multimedia Games, Inc.*	22,100	126,633
Red Robin Gourmet Burgers, Inc.*	9,100	244,790
Ruby Tuesday, Inc.*	18,200	238,602
		1,110,566
Household Durables 0.6%
CSS Industries, Inc.	1,700	32,045
Furniture Brands International, Inc.*	9,300	42,315
Helen of Troy Ltd.*	3,000	88,200
Jarden Corp.	6,700	238,319
Lifetime Brands, Inc.*	10,700	160,500
		561,379
Leisure Equipment & Products 1.0%
Arctic Cat, Inc.*	12,800	199,040
Callaway Golf Co.	35,100	239,382
JAKKS Pacific, Inc.*	22,400	433,440
Johnson Outdoors, Inc. "A"*	2,300	34,937
		906,799
Media 0.5%
AH Belo Corp. "A"*	13,500	112,860
Interpublic Group of Companies, Inc.	10,700	134,499
Media General, Inc. "A"*	10,700	73,616
Scholastic Corp.	4,100	110,864
		431,839
Multiline Retail 1.4%
Big Lots, Inc.*	3,500	152,005
Dillard's, Inc. "A"	16,700	670,004
Retail Ventures, Inc.*	14,100	243,225
Tuesday Morning Corp.*	31,000	151,900
		1,217,134
Specialty Retail 4.0%
Aaron's, Inc.	11,600	294,176
Ann, Inc.*	2,200	64,042
Ascena Retail Group, Inc.*	5,000	162,050
Books-A-Million, Inc.	3,400	14,042
Brown Shoe Co., Inc.	5,400	65,988
Chico's FAS, Inc.	12,500	186,250
Collective Brands, Inc.*	13,800	297,804
Dick's Sporting Goods, Inc.*	5,100	203,898
Foot Locker, Inc.	2,600	51,272
GameStop Corp. "A"*	17,700	398,604
Group 1 Automotive, Inc.	1,300	55,640
New York & Co., Inc.*	13,700	96,037
Rent-A-Center, Inc.	3,600	125,676
Shoe Carnival, Inc.*	10,300	288,915
Stage Stores, Inc.	25,200	484,344
The Finish Line, Inc. "A"	13,800	273,930
The Pep Boys — Manny, Moe & Jack	36,600	465,186
		3,527,854
Textiles, Apparel & Luxury Goods 1.1%
Liz Claiborne, Inc.*	30,400	163,856
Perry Ellis International, Inc.*	15,200	418,304
The Jones Group, Inc.	14,600	200,750
Timberland Co. "A"*	1,900	78,451
Volcom, Inc.	7,200	133,416
		994,777
Consumer Staples 3.6%
Beverages 0.0%
National Beverage Corp.	2,900	39,817
Food & Staples Retailing 0.1%
Susser Holdings Corp.*	1,800	23,562
The Andersons, Inc.	600	29,232
		52,794
Food Products 2.4%
Dole Food Co., Inc.*	16,500	224,895
Fresh Del Monte Produce, Inc.	2,700	70,497
Imperial Sugar Co.	6,600	88,044
John B. Sanfilippo & Son, Inc.*	4,100	47,970
Seneca Foods Corp. "A"*	4,000	119,480
Smithfield Foods, Inc.*	27,800	668,868
Tyson Foods, Inc. "A"	44,400	852,036
		2,071,790
Household Products 0.4%
Central Garden & Pet Co. "A"*	39,300	361,953
Oil-Dri Corp. of America	1,200	25,560
		387,513
Personal Products 0.4%
Elizabeth Arden, Inc.*	10,600	318,106
Tobacco 0.3%
Universal Corp.	6,000	261,240
Energy 9.8%
Energy Equipment & Services 4.0%
Cal Dive International, Inc.*	21,300	148,674
Dresser-Rand Group, Inc.*	1,100	58,982
Exterran Holdings, Inc.*	28,500	676,305
Key Energy Services, Inc.*	7,200	111,960
Matrix Service Co.*	3,100	43,090
Nabors Industries Ltd.*	7,900	240,002
Newpark Resources, Inc.*	31,600	248,376
Oceaneering International, Inc.*	3,400	304,130
Parker Drilling Co.*	16,500	114,015
PHI, Inc. (Non Voting)*	13,000	287,560
Pioneer Drilling Co.*	38,700	534,060
SEACOR Holdings, Inc.	4,700	434,562
Union Drilling, Inc.*	16,700	171,175
Willbros Group, Inc.*	10,700	116,844
		3,489,735
Oil, Gas & Consumable Fuels 5.8%
Apache Corp.	8,300	1,086,636
Bill Barrett Corp.*	4,000	159,640
BreitBurn Energy Partners LP (Limited Partnership)	4,500	97,785
Chevron Corp.	3,100	333,033
Comstock Resources, Inc.*	12,100	374,374
Contango Oil & Gas Co.*	1,100	69,564
Crosstex Energy, Inc.	13,000	129,350
Energy Partners Ltd.*	11,600	208,800
GMX Resources, Inc.*	8,100	49,977
Green Plains Renewable Energy, Inc.*	8,500	102,170
James River Coal Co.*	1,900	45,923
Marathon Oil Corp.	18,400	980,904
Penn Virginia Corp.	23,800	403,648
PetroQuest Energy, Inc.*	13,700	128,232
REX American Resources Corp.*	3,200	51,072
SandRidge Energy, Inc.*	9,600	122,880
Stone Energy Corp.*	19,300	644,041
W&T Offshore, Inc.	2,000	45,580
Western Refining, Inc.*	4,900	83,055
		5,116,664
Financials 16.7%
Capital Markets 1.4%
American Capital Ltd.*	26,200	259,380
BGC Partners, Inc. "A"	10,500	97,545
Calamos Asset Management, Inc. "A"	4,900	81,291
E*TRADE Financial Corp.*	10,400	162,552
Oppenheimer Holdings, Inc. "A"	5,400	180,954
Piper Jaffray Companies, Inc.*	7,300	302,439
SWS Group, Inc.	9,500	57,665
Waddell & Reed Financial, Inc. "A"	3,100	125,891
		1,267,717
Commercial Banks 5.8%
Cathay General Bancorp.	31,400	535,370
Century Bancorp., Inc. "A"	2,200	58,894
Enterprise Financial Services Corp.	4,600	64,722
First BanCorp. - North Carolina	1,900	25,194
First Merchants Corp.	37,900	313,433
IBERIABANK Corp.	7,400	444,962
Lakeland Bancorp., Inc.	4,240	44,011
MainSource Financial Group, Inc.	19,200	192,192
MB Financial, Inc.	16,200	339,552
MidWestOne Financial Group, Inc.	1,800	26,712
Nara Bancorp., Inc.*	11,900	114,478
National Penn Bancshares, Inc.	17,100	132,354
Peoples Bancorp., Inc.	1,700	20,434
Pinnacle Financial Partners, Inc.*	18,300	302,682
PrivateBancorp., Inc.	13,100	200,299
Prosperity Bancshares, Inc.	5,400	230,958
Southwest Bancorp., Inc.*	11,500	163,185
StellarOne Corp.	6,100	86,620
Susquehanna Bancshares, Inc.	84,100	786,335
Wilshire Bancorp., Inc.*	9,200	45,080
Wintrust Financial Corp.	11,100	407,925
Zions Bancorp.	24,100	555,746
		5,091,138
Consumer Finance 0.3%
Capital One Financial Corp.	5,200	270,192
Diversified Financial Services 0.7%
ASTA Funding, Inc.	7,700	65,912
NewStar Financial, Inc.*	22,100	241,332
Portfolio Recovery Associates, Inc.*	800	68,104
The NASDAQ OMX Group, Inc.*	8,300	214,472
		589,820
Insurance 4.1%
American Safety Insurance Holdings Ltd.*	16,800	360,024
Aspen Insurance Holdings Ltd.	13,700	377,572
CNO Financial Group, Inc.*	14,100	105,891
Endurance Specialty Holdings Ltd.	15,800	771,356
FBL Financial Group, Inc. "A"	3,700	113,664
First American Financial Corp.	8,300	136,950
Infinity Property & Casualty Corp.	3,500	208,215
Lincoln National Corp.	4,900	147,196
Maiden Holdings Ltd.	20,800	155,792
Reinsurance Group of America, Inc.	14,300	897,754
White Mountains Insurance Group Ltd.	800	291,360
		3,565,774
Real Estate Investment Trusts 3.7%
Anworth Mortgage Asset Corp. (REIT)	75,900	538,131
Associated Estates Realty Corp. (REIT)	16,400	260,432
CapLease, Inc. (REIT)	8,200	44,936
Capstead Mortgage Corp. (REIT)	35,100	448,578
Highwoods Properties, Inc. (REIT)	10,100	353,601
Hospitality Properties Trust (REIT)	8,100	187,515
Lexington Realty Trust (REIT)	12,600	117,810
MFA Financial, Inc. (REIT)	86,800	711,760
Piedmont Office Realty Trust, Inc. "A" (REIT)	20,200	392,082
Post Properties, Inc. (REIT)	3,200	125,600
PS Business Parks, Inc. (REIT)	1,100	63,734
		3,244,179
Thrifts & Mortgage Finance 0.7%
Bank Mutual Corp.	17,500	74,025
BankFinancial Corp.	2,700	24,813
Berkshire Hills Bancorp., Inc.	2,200	45,870
Capitol Federal Financial, Inc.	9,600	108,192
First Financial Holdings, Inc.	14,000	158,340
Washington Federal, Inc.	12,500	216,750
Westfield Financial, Inc.	3,200	28,992
		656,982
Health Care 10.3%
Biotechnology 0.8%
Cephalon, Inc.*	6,300	477,414
Emergent Biosolutions, Inc.*	8,900	215,024
Maxygen, Inc.	9,000	46,800
		739,238
Health Care Equipment & Supplies 1.1%
Alere, Inc.*	1,700	66,538
Hologic, Inc.*	9,000	199,800
Invacare Corp.	9,900	308,088
Sirona Dental Systems, Inc.*	2,600	130,416
The Cooper Companies, Inc.	2,900	201,405
TomoTherapy, Inc.*	18,300	83,631
		989,878
Health Care Providers & Services 6.1%
AMERIGROUP Corp.*	16,800	1,079,400
Continucare Corp.*	41,000	219,350
Coventry Health Care, Inc.*	1,700	54,213
Five Star Quality Care, Inc.*	26,600	216,258
Health Net, Inc.*	18,000	588,600
Healthspring, Inc.*	5,300	198,061
Kindred Healthcare, Inc.*	36,700	876,396
Magellan Health Services, Inc.*	19,300	947,244
National Healthcare Corp.	4,600	213,854
Owens & Minor, Inc.	18,100	587,888
Providence Service Corp.*	5,200	77,896
PSS World Medical, Inc.*	3,200	86,880
Triple-S Management Corp. "B"*	3,500	72,030
WellCare Health Plans, Inc.*	2,300	96,485
		5,314,555
Life Sciences Tools & Services 0.3%
Affymetrix, Inc.*	20,800	108,368
Albany Molecular Research, Inc.*	13,700	58,362
Cambrex Corp.*	8,238	45,309
		212,039
Pharmaceuticals 2.0%
Endo Pharmaceuticals Holdings, Inc.*	16,200	618,192
Medicis Pharmaceutical Corp. "A"	6,100	195,444
ViroPharma, Inc.*	49,300	981,070
		1,794,706
Industrials 18.3%
Aerospace & Defense 2.8%
AAR Corp.*	3,700	102,564
Aerovironment, Inc.*	5,000	174,850
BE Aerospace, Inc.*	11,200	397,936
Ceradyne, Inc.*	14,100	635,628
Cubic Corp.	10,600	609,500
LMI Aerospace, Inc.*	5,600	113,176
Moog, Inc. "A"*	10,000	459,100
		2,492,754
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	8,100	564,732
Airlines 1.0%
Alaska Air Group, Inc.*	3,600	228,312
SkyWest, Inc.	37,600	636,192
		864,504
Building Products 0.4%
Gibraltar Industries, Inc.*	26,800	319,724
Commercial Services & Supplies 2.4%
Consolidated Graphics, Inc.*	2,000	109,260
EnergySolutions*	9,800	58,408
G & K Services, Inc. "A"	10,200	339,150
M&F Worldwide Corp.*	3,500	87,920
Metalico, Inc.*	5,200	32,344
R.R. Donnelley & Sons Co.	12,200	230,824
Sykes Enterprises, Inc.*	5,500	108,735
Team, Inc.*	1,900	49,894
Tetra Tech, Inc.*	8,200	202,458
The Brink's Co.	14,000	463,540
UniFirst Corp.	2,500	132,525
United Stationers, Inc.	3,900	277,095
		2,092,153
Construction & Engineering 2.6%
Great Lakes Dredge & Dock Co.	23,600	180,068
KBR, Inc.	6,000	226,620
Layne Christensen Co.*	3,200	110,400
Northwest Pipe Co.*	4,500	103,185
Pike Electric Corp.*	4,600	43,792
Sterling Construction Co., Inc.*	14,300	241,384
Tutor Perini Corp.	35,200	857,472
URS Corp.*	10,800	497,340
		2,260,261
Electrical Equipment 0.8%
Encore Wire Corp.	4,700	114,398
EnerSys*	15,500	616,125
		730,523
Industrial Conglomerates 0.1%
Standex International Corp.	2,300	87,147
Machinery 4.7%
Actuant Corp. "A"	10,400	301,600
Alamo Group, Inc.	7,600	208,620
Altra Holdings, Inc.*	11,800	278,716
Astec Industries, Inc.*	2,000	74,580
Briggs & Stratton Corp.	6,800	154,020
Cascade Corp.	1,600	71,328
Colfax Corp.*	4,800	110,160
EnPro Industries, Inc.*	11,900	432,208
Harsco Corp.	9,000	317,610
Kennametal, Inc.	6,900	269,100
L.B. Foster Co. "A"	4,400	189,684
Lydall, Inc.*	2,800	24,892
Miller Industries, Inc.	21,800	354,032
Mueller Industries, Inc.	7,100	260,002
NACCO Industries, Inc. "A"	2,300	254,541
NN, Inc.*	8,700	158,862
Oshkosh Corp.*	3,700	130,906
Robbins & Myers, Inc.	7,100	326,529
Tecumseh Products Co. "A"*	14,800	148,296
Titan International, Inc.	3,800	101,118
		4,166,804
Marine 0.1%
International Shipholding Corp.	3,200	79,680
Professional Services 1.2%
FTI Consulting, Inc.*	8,200	314,306
Kelly Services, Inc. "A"*	3,100	67,301
On Assignment, Inc.*	9,500	89,870
School Specialty, Inc.*	6,500	92,950
SFN Group, Inc.*	28,000	394,520
VSE Corp.	1,600	47,536
		1,006,483
Road & Rail 0.4%
AMERCO*	1,400	135,800
P.A.M. Transportation Services, Inc.*	1,900	23,085
Saia, Inc.*	4,600	75,394
Werner Enterprises, Inc.	5,400	142,938
		377,217
Trading Companies & Distributors 1.2%
Aceto Corp.	9,800	78,106
Aircastle Ltd.	15,100	182,257
Applied Industrial Technologies, Inc.	6,700	222,842
Beacon Roofing Supply, Inc.*	16,200	331,614
CAI International, Inc.*	2,300	59,478
DXP Enterprises, Inc.*	5,600	129,248
Lawson Products, Inc.	3,500	80,640
		1,084,185
Information Technology 19.0%
Communications Equipment 1.8%
Arris Group, Inc.*	4,800	61,152
Brocade Communications Systems, Inc.*	87,300	536,895
Comtech Telecommunications Corp.	28,700	780,066
EchoStar Corp. "A"*	1,100	41,635
Tellabs, Inc.	26,900	140,956
		1,560,704
Computers & Peripherals 2.3%
Imation Corp.*	39,100	435,574
Lexmark International, Inc. "A"*	5,200	192,608
QLogic Corp.*	48,800	905,240
Western Digital Corp.*	5,400	201,366
Xyratex Ltd.*	24,000	268,320
		2,003,108
Electronic Equipment, Instruments & Components 2.9%
Anixter International, Inc.	10,400	726,856
Brightpoint, Inc.*	33,100	358,804
Electro Rent Corp.	2,100	36,078
Flextronics International Ltd.*	66,500	496,755
Insight Enterprises, Inc.*	4,100	69,823
Newport Corp.*	9,800	174,734
OSI Systems, Inc.*	3,800	142,614
PC Connection, Inc.*	12,800	113,408
Vishay Intertechnology, Inc.*	25,600	454,144
		2,573,216
Internet Software & Services 1.9%
AOL, Inc.*	7,200	140,616
EarthLink, Inc.	61,700	483,111
IAC/InterActiveCorp.*	27,400	846,386
ModusLink Global Solutions, Inc.	30,200	164,892
		1,635,005
IT Services 3.8%
CACI International, Inc. "A"*	16,500	1,011,780
CIBER, Inc.*	23,000	154,100
Computer Task Group, Inc.*	3,500	46,515
Fiserv, Inc.*	10,900	683,648
Global Cash Access Holdings, Inc.*	12,800	41,856
Jack Henry & Associates, Inc.	23,800	806,582
Online Resources Corp.*	19,100	72,198
SRA International, Inc. "A"*	10,000	283,600
TeleTech Holdings, Inc.*	12,800	248,064
		3,348,343
Semiconductors & Semiconductor Equipment 4.5%
Amkor Technology, Inc.*	68,200	459,668
Brooks Automation, Inc.*	12,800	175,744
Entegris, Inc.*	36,900	323,613
Fairchild Semiconductor International, Inc.*	8,000	145,600
GT Solar International, Inc.*	4,000	42,640
Kulicke & Soffa Industries, Inc.*	38,600	360,910
Micron Technology, Inc.*	73,400	841,164
MKS Instruments, Inc.	4,400	146,520
ON Semiconductor Corp.*	15,700	154,959
Photronics, Inc.*	65,200	584,844
SunPower Corp. "A"*	34,000	582,760
Teradyne, Inc.*	9,800	174,538
		3,992,960
Software 1.8%
ACI Worldwide, Inc.*	1,900	62,320
CDC Corp. "A"*	9,200	23,460
ePlus, Inc.*	3,000	79,830
Fair Isaac Corp.	6,000	189,660
Manhattan Associates, Inc.*	18,700	611,864
Monotype Imaging Holdings, Inc.*	8,200	118,900
NetScout Systems, Inc.*	5,300	144,796
OPNET Technologies, Inc.	6,300	245,637
Websense, Inc.*	4,300	98,771
		1,575,238
Materials 6.1%
Chemicals 2.9%
Arch Chemicals, Inc.	7,500	311,925
Ferro Corp.*	24,800	411,432
Georgia Gulf Corp.*	4,600	170,200
Innophos Holdings, Inc.	3,200	147,552
Minerals Technologies, Inc.	4,200	287,784
OM Group, Inc.*	16,000	584,640
Spartech Corp.*	7,500	54,375
Stepan Co.	800	58,000
TPC Group, Inc.*	5,000	144,350
W.R. Grace & Co.*	10,700	409,703
		2,579,961
Containers & Packaging 1.4%
AEP Industries, Inc.*	2,200	65,384
Boise, Inc.	57,300	524,868
Crown Holdings, Inc.*	14,200	547,836
Rock-Tenn Co. "A"	1,200	83,220
		1,221,308
Metals & Mining 0.9%
Cliffs Natural Resources, Inc.	1,900	186,732
Materion Corp.*	2,000	81,600
Randgold Resources Ltd. (ADR)*	2,700	220,158
Yamana Gold, Inc.	27,200	334,832
		823,322
Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	2,500	68,075
Domtar Corp.	700	64,246
KapStone Paper & Packaging Corp.*	8,600	147,662
Neenah Paper, Inc.	11,900	261,443
P.H. Glatfelter Co.	15,400	205,128
		746,554
Telecommunication Services 1.6%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.*	28,600	130,416
Wireless Telecommunication Services 1.4%
Telephone & Data Systems, Inc.	24,400	822,280
USA Mobility, Inc.	30,800	446,292
		1,268,572
Utilities 1.8%
Electric Utilities 1.2%
PNM Resources, Inc.	62,400	931,008
Portland General Electric Co.	6,800	161,636
		1,092,644
Gas Utilities 0.0%
WGL Holdings, Inc.	1,000	39,000
Independent Power Producers & Energy Traders 0.6%
GenOn Energy, Inc.*	130,000	495,300
Total Common Stocks (Cost $76,630,189)		86,817,299

Cash Equivalents 1.2%
Central Cash Management Fund, 0.17% (a) (Cost $1,099,236)	1,099,236	1,099,236

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $77,729,425)+	99.9	87,916,535
Other Assets and Liabilities, Net	0.1	57,674
Net Assets	100.0	87,974,209

* Non-income producing security.

+ The cost for federal income tax purposes was $77,994,433. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $9,922,102. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,793,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $871,773.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At March 31, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	6/17/2011	15	1,262,550	74,655

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (b)	$86,817,299	$—	$—	$86,817,299
Short-Term Investments (b)	1,099,236	—	—	1,099,236
Derivatives (c)	74,655	—	—	74,655
Total	$87,991,190	$—	$—	$87,991,190

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(b) See Investment Portfolio for additional detailed categorizations.

(c) Derivatives include unrealized appreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $76,630,189)	$86,817,299
Investment in Central Cash Management Fund (cost $1,099,236)	1,099,236
Total investments, at value (cost $77,729,425)	87,916,535
Cash	35,075
Deposit with broker for open futures contracts	144,230
Receivable for daily variation margin on open futures contracts	74,655
Receivable for Fund shares sold	24,320
Dividends receivable	44,818
Other assets	29,227
Total assets	88,268,860
Liabilities
Payable for Fund shares redeemed	126,577
Accrued management fee	47,968
Other accrued expenses and payables	120,106
Total liabilities	294,651
Net assets, at value	$87,974,209
Net Assets Consist of
Distributions in excess of net investment income	(53,766)
Net unrealized appreciation (depreciation) on: Investments	10,187,110
Futures	74,655
Accumulated net realized gain (loss)	(23,168,526)
Paid-in capital	100,934,736
Net assets, at value	$87,974,209

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of March 31, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($7,691,847 ÷ 423,728 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.15
Maximum offering price per share (100 ÷ 94.25 of $18.15)	$19.26
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,540,012 ÷ 94,113 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.36
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,015,503 ÷ 61,940 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.39
Class S Net Asset Value, offering and redemption price(a) per share ($77,726,847 ÷ 4,161,959 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.68

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $122)	$581,740
Income distributions — Central Cash Management Fund	1,206
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,252
Total income	594,198
Expenses: Management fee	263,799
Administration fee	39,669
Services to shareholders	95,039
Distribution and service fees	19,836
Reports to shareholders	20,462
Registration fees	22,854
Custodian fee	7,891
Trustees' fees and expenses	2,411
Legal fees	9,378
Audit and tax fees	27,531
Other	5,564
Total expenses before expense reductions	514,434
Expense reductions	(2,230)
Total expenses after expense reductions	512,204
Net investment income (loss)	81,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	13,188,811
Futures	375,305
13,564,116
Change in net unrealized appreciation (depreciation) on: Investments	4,336,977
Futures	67,255
4,404,232
Net gain (loss)	17,968,348
Net increase (decrease) in net assets resulting from operations	$18,050,342

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations: Net investment income (loss)	$81,994	$(17,163)
Net realized gain (loss)	13,564,116	11,333,470
Change in net unrealized appreciation (depreciation)	4,404,232	(5,180,146)
Net increase (decrease) in net assets resulting from operations	18,050,342	6,136,161
Distributions to shareholders from: Net investment income: Class A	—	(4,034)
Class S	(135,760)	(46,161)
Total distributions	(135,760)	(50,195)
Fund share transactions: Proceeds from shares sold	8,037,690	9,643,542
Reinvestment of distributions	130,870	47,700
Payments for shares redeemed	(6,848,542)	(16,722,488)
Redemption fees	56	176
Net increase (decrease) in net assets from Fund share transactions	1,320,074	(7,031,070)
Increase (decrease) in net assets	19,234,656	(945,104)
Net assets at beginning of period	68,739,553	69,684,657
Net assets at end of year (including distributions in excess of net investment income of $53,766 and undistributed net investment income of $0, respectively)	$87,974,209	$68,739,553

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended September 30,	2011	a	2010		2009		2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$14.44		$13.24		$14.75		$21.77	$23.27	$25.70
Income (loss) from investment operations: Net investment income (loss)b	(.00	)***	(.04)		.01		(.02)	(.02)	(.08	)e
Net realized and unrealized gain (loss)	3.71		1.25		(1.51)		(4.09)	1.19	1.05
Total from investment operations	3.71		1.21		(1.50)		(4.11)	1.17	.97
Less distributions from: Net investment income	—		(.01)		(.01)		—	—	—
Net realized gains	—		—		(.00	)***	(2.91)	(2.67)	(3.40)
Total distributions	—		(.01)		(.01)		(2.91)	(2.67)	(3.40)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$18.15		$14.44		$13.24		$14.75	$21.77	$23.27
Total Return (%)c	25.69	d**	9.14	d	(10.10	)d	(21.02)	4.45	4.41	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		6		5		6	10	12
Ratio of expenses before expense reductions (%)	1.58	*	1.68		1.91		1.58	1.48	1.57
Ratio of expenses after expense reductions (%)	1.55	*	1.64		1.52		1.58	1.48	1.57
Ratio of net investment income (loss) (%)	(.05	)*	(.29)		.14		(.13)	(.12)	(.37	)e
Portfolio turnover rate (%)	135	**	297		434		304	202	205
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.001 per share. Excluding this non-recurring income, total return would have remained the same.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended September 30,	2011	a	2010	2009		2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$13.07		$12.06	$13.52		$20.32	$22.04	$24.70
Income (loss) from investment operations: Net investment income (loss)b	(.04)		(.13)	(.06)		(.13)	(.17)	(.25	)e
Net realized and unrealized gain (loss)	3.33		1.14	(1.40)		(3.76)	1.12	.99
Total from investment operations	3.29		1.01	(1.46)		(3.89)	.95	.74
Less distributions from: Net realized gains	—		—	(.00	)***	(2.91)	(2.67)	(3.40)
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$16.36		$13.07	$12.06		$13.52	$20.32	$22.04
Total Return (%)c,d	25.17	**	8.37	(10.75)		(21.49)	3.62	3.58	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		1	1		2	3	3
Ratio of expenses before expense reductions (%)	2.41	*	2.49	2.87		2.44	2.38	2.39
Ratio of expenses after expense reductions (%)	2.30	*	2.39	2.27		2.25	2.25	2.38
Ratio of net investment income (loss) (%)	(.80	)*	(1.04)	(.60)		(.80)	(.89)	(1.18	)e
Portfolio turnover rate (%)	135	**	297	434		304	202	205
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.001 per share. Excluding this non-recurring income, total return would have remained the same.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$13.09		$12.08		$13.55		$20.39		$22.10	$24.74
Income (loss) from investment operations: Net investment income (loss)b	(.04)		(.13)		(.06)		(.13)		(.17)	(.22	)e
Net realized and unrealized gain (loss)	3.34		1.14		(1.41)		(3.80)		1.13	.98
Total from investment operations	3.30		1.01		(1.47)		(3.93)		.96	.76
Less distributions from: Net realized gains	—		—		(.00	)***	(2.91)		(2.67)	(3.40)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$16.39		$13.09		$12.08		$13.55		$20.39	$22.10
Total Return (%)c	25.21	d**	8.36	d	(10.80	)d	(21.64	)d	3.66	3.70	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		1		1		2	2
Ratio of expenses before expense reductions (%)	2.38	*	2.41		2.77		2.35		2.23	2.27
Ratio of expenses after expense reductions (%)	2.30	*	2.39		2.27		2.35		2.23	2.27
Ratio of net investment income (loss) (%)	(.80	)*	(1.04)		(.60)		(.90)		(.87)	(1.07	)e
Portfolio turnover rate (%)	135	**	297		434		304		202	205
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.001 per share. Excluding this non-recurring income, total return would have remained the same.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended September 30,	2011	a	2010		2009		2008	2007		2006
Selected Per Share Data
Net asset value, beginning of period	$14.86		$13.58		$15.20		$22.31	$23.71		$26.04
Income (loss) from investment operations: Net investment income (loss)b	.02		.00	***	.02		.04	.06		.01	d
Net realized and unrealized gain (loss)	3.83		1.29		(1.59)		(4.18)	1.21		1.06
Total from investment operations	3.85		1.29		(1.57)		(4.14)	1.27		1.07
Less distributions from: Net investment income	(.03)		(.01)		(.05)		(.06)	—		—
Net realized gains	—		—		(.00	)***	(2.91)	(2.67)		(3.40)
Total distributions	(.03)		(.01)		(.05)		(2.97)	(2.67)		(3.40)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$18.68		$14.86		$13.58		$15.20	$22.31		$23.71
Total Return (%)	25.95	**	9.51		(10.20)		(20.64)	4.82	c	4.82	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78		61		62		74	126		138
Ratio of expenses before expense reductions (%)	1.23	*	1.31		1.52		1.21	1.15		1.19
Ration of expenses after expense reductions (%)	1.23	*	1.31		1.52		1.21	1.09		1.17
Ratio of net investment income (loss) (%)	.26	*	.04		.15		.24	.27		.03	d
Portfolio turnover rate (%)	135	**	297		434		304	202		205
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.001 per share. Excluding this non-recurring income, total return would have remained the same.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Small Cap Core Fund (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $36,498,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until September 30, 2017 ($24,146,000) and September 30, 2018, ($12,352,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital for tax reporting purposes.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2011, the Fund entered into futures contracts to keep cash on hand to meet shareholder redemptions or other needs, while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $270,000 to $1,263,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$74,655

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$375,305

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$67,255

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended March 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $105,480,922 and $105,258,062, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.665%
Next $500 million of such net assets	.615%
Over $1.0 billion of such net assets	.565%

Accordingly, for the six months ended March 31, 2011, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.665% of the Fund's average daily net assets.

For the period from October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.55%
Class B	2.30%
Class C	2.30%
Class S	1.30%

Administration Fee. Pursuant to an Administrative Service Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2011, the Administration Fee was $39,669, of which $7,213 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2011
Class A	$8,284	$1,083	$4,322
Class B	2,640	817	1,220
Class C	1,229	330	530
Class S	67,127	—	35,919
	$79,280	$2,230	$41,991

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2011
Class B	$5,434	$960
Class C	3,220	568
	$8,654	$1,528

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2011	Annualized Effective Rate
Class A	$8,310	$4,061	.24%
Class B	1,804	920	.25%
Class C	1,068	532	.25%
	$11,182	$5,513

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2011 aggregated $474.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended March 31, 2011, the CDSC for Class B and Class C shares aggregated $288 and $15, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,319, of which $5,769 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	78,787	$1,316,822	137,521	$1,933,654
Class B	1,754	26,859	15,470	189,480
Class C	11,742	180,527	9,217	117,733
Class S	392,397	6,513,482	519,660	7,402,675
		$8,037,690		$9,643,542
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	233	$3,151
Class S	7,691	130,870	3,207	44,549
		$130,870		$47,700
Shares redeemed
Class A	(63,607)	$(1,057,293)	(141,931)	$(1,927,720)
Class B	(9,045)	(136,704)	(27,218)	(344,095)
Class C	(8,589)	(128,131)	(14,613)	(180,271)
Class S	(325,355)	(5,526,414)	(1,006,397)	(14,270,402)
		$(6,848,542)		$(16,722,488)
Redemption fees		$56		$176
Net increase (decrease)
Class A	15,180	$259,529	(4,177)	$9,092
Class B	(7,291)	(109,845)	(11,748)	(154,615)
Class C	3,153	52,436	(5,396)	(62,535)
Class S	74,733	1,117,954	(483,530)	(6,823,012)
		$1,320,074		$(7,031,070)

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.
Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZCAX	SZCBX	SZCCX	SSLCX
CUSIP Number	23338J 681	23338J 673	23338J 665	23338J 640
Fund Number	439	639	739	2339

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 31, 2011